Income Taxes - Reconciliation of Principal differences between income taxes computed at the statutory rate and the Group's provision for income taxes (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes
Statutory income tax rate	30.00%	30.00%	30.00%
Differences between accounting and tax bases, includes tax inflation gain that is not recognized for accounting purposes	5.00%	10.00%	1.00%
Asset tax			5.00%
Tax loss carryforwards	(4.00%)	(2.00%)	(20.00%)
2014 Tax Reform	2.00%	1.00%	19.00%
Foreign operations	3.00%	5.00%	4.00%
Disposition of investment	2.00%
Share of income in associates and joint ventures, net	(1.00%)	(5.00%)	(4.00%)
Effective income tax rate	37.00%	39.00%	35.00%